Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated March 12, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. ANNUAL FUND OPERATING EXPENSES: The following replaces the last sentence of the first paragraph of the footnote to the Annual Fund Operating Expenses table in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Equity Income, Sustainable Aware Equity, Multifactor International Equity, Long Duration Bond and Global Infrastructure Funds:
Direct Fund-level expenses do not include Rule 12b‑1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated March 12, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. ANNUAL FUND OPERATING EXPENSES: The following replaces the last sentence of the first paragraph of the footnote to the Annual Fund Operating Expenses table in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Equity Income, Sustainable Aware Equity, Multifactor International Equity, Long Duration Bond and Global Infrastructure Funds:
Direct Fund-level expenses do not include Rule 12b‑1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Sustainable Aware Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated March 12, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. ANNUAL FUND OPERATING EXPENSES: The following replaces the last sentence of the first paragraph of the footnote to the Annual Fund Operating Expenses table in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Equity Income, Sustainable Aware Equity, Multifactor International Equity, Long Duration Bond and Global Infrastructure Funds:
Direct Fund-level expenses do not include Rule 12b‑1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated March 12, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. ANNUAL FUND OPERATING EXPENSES: The following replaces the last sentence of the first paragraph of the footnote to the Annual Fund Operating Expenses table in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Equity Income, Sustainable Aware Equity, Multifactor International Equity, Long Duration Bond and Global Infrastructure Funds:
Direct Fund-level expenses do not include Rule 12b‑1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Multifactor International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated March 12, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. ANNUAL FUND OPERATING EXPENSES: The following replaces the last sentence of the first paragraph of the footnote to the Annual Fund Operating Expenses table in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Equity Income, Sustainable Aware Equity, Multifactor International Equity, Long Duration Bond and Global Infrastructure Funds:
Direct Fund-level expenses do not include Rule 12b‑1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Long Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Russell Investment Company: Classes A, C, M, R6, S and Y
RUSSELL INVESTMENT COMPANY
Supplement dated March 12, 2025, to
PROSPECTUS DATED MARCH 1, 2025
I. ANNUAL FUND OPERATING EXPENSES: The following replaces the last sentence of the first paragraph of the footnote to the Annual Fund Operating Expenses table in the sub‑section entitled “Fees and Expenses of the Fund” in the Risk/Return Summary section for the Equity Income, Sustainable Aware Equity, Multifactor International Equity, Long Duration Bond and Global Infrastructure Funds:
Direct Fund-level expenses do not include Rule 12b‑1 distribution fees, shareholder services fees, transfer agency fees, contingency fees paid to vendors for foreign tax reclaims and for certain securities litigation recoveries, infrequent and/or unusual expenses (including litigation expenses) or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.